Financial instruments - valuation - Level 3 Sensitivities of Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value of liabilities
Specified Target Level Of Certainty For Unobservable Inputs	90.00%
Recurring | Level 3
Fair value of liabilities
Liabilities	£ 1,957	£ 2,185
Sensitivity favourable	140	170
Sensitivity unfavourable	(150)	(170)
Recurring | Level 3 | Deposits
Fair value of liabilities
Liabilities	377	239
Sensitivity favourable	40	20
Sensitivity unfavourable	(40)	(20)
Recurring | Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	112	50
Sensitivity favourable	10
Sensitivity unfavourable	(10)
Recurring | Level 3 | Short positions
Fair value of liabilities
Liabilities		16
Recurring | Level 3 | Interest rate contracts
Fair value of liabilities
Liabilities	808	1,104
Sensitivity favourable	70	120
Sensitivity unfavourable	(70)	(120)
Recurring | Level 3 | Foreign exchange
Fair value of liabilities
Liabilities	279	358
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
Recurring | Level 3 | Other
Fair value of liabilities
Liabilities	101	156
Sensitivity favourable		10
Sensitivity unfavourable	(10)	(10)
Recurring | Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	280	262
Sensitivity favourable	10	10
Sensitivity unfavourable	£ (10)	£ (10)